LETTERHEAD OF MUTUAL OF OMAHA COMPANIES




February 28, 2000


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 1999 for your Ultrannuity Series I variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information will help you plan future asset allocations as your needs and lifestyle change.

The following three fund companies offer subaccounts in the Ultrannuity Series I variable annuity:

o       Fidelity Investments
o       Scudder Kemper Investments, Inc.
o       T. Rowe Price

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-494-0067.

Again, thank you for choosing Companion Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/ Kathleen Rechis
Vice President, Sales and Marketing
Companion Life Insurance Company


Variable Annuity issued by: Companion Life Insurance Company, Home office: Rye, New York Distributed through: Mutual of Omaha Investor Services, Inc., Mutual of Omaha Plaza, Omaha, NE 68175 Policy Form 715Y 1/95

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:


1. The annual report of the Fidelity Variable Insurance Products Fund, dated December 31, 1999, that was filed with the Commission on February 28, 2000 (File No. 811-05511).

2. The annual report of the Scudder Variable Life Investment Fund dated December 31, 1999, that was filed with the Commission on February 22, 2000 (File No. 811-04257).

3. The annual reports of T. Rowe Price Equity Income Portfolio and New America Growth Portfolio, dated December 31, 1999, respectively, that were filed with the Commission on March 8, 2000 (File No.
        811-07143).

4. The annual report of T. Rowe Price Personal Strategy Balanced Portfolio, dated December 31, 1999, that was filed with the Commission on March 9, 2000 (File No. 811-07143).

5. The annual report of T. Rowe Price Limited Term Bond Portfolio dated December 31, 1999 that was filed with the Commission on March 8, 2000 (File No. 811-07153).

6. The annual report of T. Rowe Price International Stock Portfolio dated December 31, 1999 that was filed with the Commission on March 8, 2000 (File No. 811-07145).

                     LETTERHEAD OF MUTUAL OF OMAHA COMPANIES



February 28, 2000


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 1999 for your Ultrannuity Series V variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information will help you plan future asset allocations as your needs and lifestyle change.

The following seven fund companies offer subaccounts in the Ultrannuity Series V variable annuity:

o       Fred Alger Management
o       Federated Investors
o       Fidelity Investments
o       Massachusetts Financial Services (MFS)
o       Morgan Stanley Dean Witter Universal Funds, Inc.
o       Scudder Kemper Investments, Inc.
o       T. Rowe Price
o       Pioneer

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-494-0067.

Again, thank you for choosing Companion Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/ Kathleen Rechis
Vice President, Sales and Marketing
Companion Life Insurance Company


Variable Annuity issued by: Companion Life Insurance Company, Home office: Rye, New York Distributed through: Mutual of Omaha Investor Services, Inc., Mutual of Omaha Plaza, Omaha, NE 68175 Policy Form 729Y- 1/96

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:

1. The annual report of The Alger American Fund dated December 31, 1999, that was filed with the Securities and Exchange Commission (the "Commission") on February 28, 2000 (File No. 811-05550).

2. The annual report of the Federated Insurance Series, dated December 31, 1999, that was filed with the Commission on February 14, 2000 (File No. 811-08042).

3. The annual report of the Fidelity Variable Insurance Products Fund, dated December 31, 1999, that was filed with the Commission on February 28, 2000 (File No. 811-05511).

4. The annual report of the MFS Variable Insurance Trust, dated December 31, 1999, that was filed with the Commission on February 22, 2000 (File No. 811-08326).

5. The annual report of Morgan Stanley Dean Witter Universal Funds, Inc. dated December 31, 1999, to be filed with the Commission per a Notification of Late Filing filed with the Commission on February 25, 2000 (File No. 811-07607).

6. The annual report of the Scudder Variable Life Investment Fund dated December 31, 1999, that was filed with the Commission on February 22, 2000 (File No. 811-04257).

7. The annual reports of T. Rowe Price Equity Income Portfolio and New America Growth Portfolio, dated December 31, 1999, respectively, that were filed with the Commission on March 8, 2000 (File No.
        811-07143).

8. The annual report of T. Rowe Price Personal Strategy Balanced Portfolio, dated December 31, 1999, that was filed with the Commission on March 9, 2000 (File No. 811-07143).

9. The annual report of T. Rowe Price Limited Term Bond Portfolio dated December 31, 1999 that was filed with the Commission on March 8, 2000 (File No. 811-07153).

10. The annual report of T. Rowe Price International Stock Portfolio dated December 31, 1999 that was filed with the Commission on March 8, 2000 (File No. 811-07145).

11. The annual report of Pioneer Variable Contracts Trust dated December 31, 1999, that was filed with the Commission on March 3, 2000 (File No. 811-08786).